Exhibit 99.1
SEMI-ANNUAL SERVICER’S CERTIFICATE

Pursuant to Section 4.01(c)(ii) of the Energy Transition Property Servicing Agreement, dated as of November 15, 2023 (the “Servicing  Agreement”), by and between PUBLIC SERVICE COMPANY OF NEW MEXICO, as servicer (the “Servicer”), and PNM ENERGY TRANSITION BOND COMPANY I, LLC, the Servicer does hereby certify, for the February 15, 2026 Payment Date (the “Current Payment Date”), as follows:

Capitalized terms used but not defined herein have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

Collection Periods: August 15, 2025 through February 14, 2026
Payment Date: February 15, 2026

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:
	i.	Remittances for the August 2025 Collection Period			$1,193,276.94
	ii.	Remittances for the September 2025 Collection Period			$2,062,846.57
	iii.	Remittances for the October 2025 Collection Period			$2,220,826.41
	iv.	Remittances for the November 2025 Collection Period			$1,658,664.28
	v.	Remittances for the December 2025 Collection Period			$1,829,227.38
	vi.	Remittances for the January 2026 Collection Period			$1,935,118.50
	vii.	Remittances for the February 2026 Collection Period			$1,020,979.32
	viii.	Investment Earnings on General Subaccount			$90,011.93
	ix.	General Subaccount Balance (sum of i through viii above)			$12,010,951.33
	x.	Investment Earnings on Excess Funds Subaccount [1]			$47,826.02
	xi.	Excess Funds Subaccount Balance as of prior Payment Date			$2,906,834.62
	xii.	Excess Funds Subaccount Balance (sum of x through xi above)			$2,954,660.64
	xiii.	Investment Earnings on Capital Subaccount [1]			$26,738.32
	xiv.	Capital Subaccount Balance as of prior Payment Date			$1,724,623.12
	xv.	Capital Subaccount Balance (sum of xiii through xiv above)			$1,751,361.44
	xvi.	Collection Account Balance (sum of ix, xii, & xv above)			$16,716,973.41

2.	Outstanding Amounts of as of prior Payment Date:
	i.	Series A Bonds - {A-1} Outstanding Amount			$165,563,532.00
	ii.	Series A Bonds - {A-2} Outstanding Amount			$168,200,000.00
	iii.	Aggregate Outstanding Amount of all Series A Bonds			$333,763,532.00

3.	Required Funding/Payments as of Current Payment Date:
	a) Principal			Principal Balance	Principal Due
	i.	Series A Bonds - {A-1}		$165,563,532.00	$3,600,511.00
	ii.	Series A Bonds - {A-2}		$168,200,000.00	$—
	iii.	All Series A Bonds		$333,763,532.00	$3,600,511.00

	b) Interest		Interest Rate	Days in Interest Period	Interest Due
	i.	Series A Bonds - {A-1}	5.643%	183	$4,671,375.06
	ii.	Series A Bonds - {A-2}	6.028%	183	$5,069,548.00
	iii.	All Series A Bonds			$9,740,923.06

	c) Capital Subaccount			Required Level	Funding Required
	i.	Capital Subaccount		$1,724,623.12	$—

1 Investment earnings transferred to General Subaccount

4.	Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:
	a) Expenses
	i.	Trustee Fees and Expenses; Indemnity Amounts		$85,980.00
	ii.	Servicing Fee		$85,800.00
	iii.	Administration Fee		$—
	iv.	Operating Expenses		$1,000.00
	v.	Total Expenses		$172,780.00

	b) Semi-Annual Interest (including any past-due for prior periods)
			Per $1,000 of Original Principal Amount	Interest Payable [2]

	i.	Series A Bonds - {A-1}Interest Payment	$26.69	$4,671,375.06
	ii.	Series A Bonds - {A-2} Interest Payment	$30.14	$5,069,548.00
	iii.	Total Interest		$9,740,923.06

	c) Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date:
			Per $1,000 of Original Principal Amount	Principal Payable

	i.	Series A Bonds - {A-1}	$—	$—
	ii.	Series A Bonds - {A-2}	$—	$—
	iii.	Total Interest		$—

	d) Semi-Annual Principal		Per $1,000 of Original Principal Amount	Principal Payable
	i.	Series A Bonds - {A-1} Principal Payment	$20.57	$3,600,511.00
	ii.	Series A Bonds - {A-2} Principal Payment	$—	$—
	iii.	Total Principal		$3,600,511.00

	e) Other Payments
	i.	Other unpaid Operating Expenses		$—
	ii.	Funding of Capital Subaccount (to required level)		$—
	iii.	Invested Capital Return from General Subaccount to Servicer		$51,980.16
	iv.	Deposit to Excess Funds Subaccount		$—
	v.	Released to Issuer upon Retirement of all Series A Bonds		$—
	vi.	Total Other Payments		$51,980.16

	f) Aggregate Remittances			$13,566,194.22

2 On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

5.	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
	a) Principal Outstanding
	i.	Series A Bonds - {A-1}	$161,963,021.00
	ii.	Series A Bonds - {A-2}	$168,200,000.00
	iii.	Aggregate Outstanding Amount of all Series A Bonds	$330,163,021.00

	b) Collection Account Balances
	i.	Excess Funds Subaccount Balance	$1,426,156.07
	ii.	Capital Subaccount Balance	$1,724,623.12
	iii.	Aggregate Collection Account Balance	$3,150,779.19

6.	Subaccount Withdrawals (excluding investment earnings releases) as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):
	i.	Excess Funds Subaccount	$(1,480,678.55)
	ii.	Capital Subaccount	$—
	iii.	Total Withdrawals	$(1,480,678.55)

7.	Shortfalls in Interest and Principal Payments as of Current Payment Date:
	a) Semi-annual Interest Shortfall
	i.	Series A Bonds - {A-1} Interest Payment	$—
	ii.	Series A Bonds - {A-2} Interest Payment	$—
	iii.	Total	$—
	b) Semi-annual Principal
	i.	Series A Bonds - {A-1}Principal Payment	$—
	ii.	Series A Bonds - {A-2} Principal Payment	$—
	iii.	Total	$—

8.	Shortfalls in Payment of Return on Invested Capital as of Current Payment Date:
	i.	Return on Invested Capital	$—

9.	Shortfalls in Required Subaccount Levels as of Current Payment Date:
	i.	Capital Subaccount	$—

PUBLIC SERVICE COMPANY OF NEW MEXICO,
as Servicer

By:	/s/ Gerald R. Bischoff
Gerald R. Bischoff
Vice President and Corporate Controller